CURRENT DEBT FACILITIES (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Unsecured debentures - 2021	$ 8,543	$ 8,499
Current debt facilities	$ 8,543	$ 8,499